Debt (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Aug. 22, 2022	Feb. 21, 2021	Mar. 31, 2023	Dec. 31, 2022	Jun. 01, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Debt instrument interest, rate		6.50%			12.50%
Debt instrument, maturity date	Aug. 19, 2023	Aug. 19, 2022
Outstanding balance				$ 9,991,000		$ 12,524,000
Outstanding balance, including interest			$ 11,008,000	$ 9,529,000
Revolving Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument interest, rate			4.25%	4.25%
Debt instrument, maturity date			Mar. 31, 2024	Dec. 31, 2023
Long term debt, description			In the case of default, at DSS’s option, (i) eighteen percent (18%) per annum, or (ii) such lesser rate of interest as Lender in its sole discretion may choose to charge; but never more than the Maximum Lawful Rate.	In the case of default, at DSS’s option, (i) eighteen percent (18%) per annum, or (ii) such lesser rate of interest as Lender in its sole discretion may choose to charge; but never more than the Maximum Lawful Rate.